Trade payables and other current liabilities - Disclosure of Trade And Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses - clinical trials	€ 3,724	€ 1,486
Other trade payables	5,520	4,996
Total trade and other payables	€ 9,244	€ 6,482